Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2013
Taxes on Income [Abstract]
Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations
Profit before tax and income tax expense (benefit) included in the consolidated statements of comprehensive income

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2013	2012	2011
Profit before income tax expense:
Israel	782	495	1,867
Foreign jurisdictions	24	253	(21)

	806	748	1,846
Current tax expense (benefit):
Israel	(41)	-	-
Foreign jurisdictions	78	52	31

	37	52	31
Deferred taxes:
Israel	(3,079)	-	-
Foreign jurisdictions	67	-	-

	(3,012)	-	-

Income tax expense (benefit)	(2,975)	52	31

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
A reconciliation of the theoretical income tax expense (benefit), assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2013	2012	2011
Profit before income tax expense (benefit) as
reported in the consolidated
statements of comprehensive income	806	748	1,846

Statutory tax rates	25%	25%	24%
Theoretical tax expense calculated	202	187	443

Other	(118)	15	14
Changed in liability for undistributed income of subsidiaries	132	-	-
Change in valuation allowance	(2,540)	1,095	(492)
Loss on investment in subsidiaries	-	(1,098)	-
Adjustment to net loss carryforward	142
Change in effective corporate tax
rates	(757)	-	287
Tax benefit arising from
"Beneficiating and Preferred
enterprises" (*)	(70)	(146)	(229)
Foreign tax rate differential in
subsidiaries	34	(1)	8

Total	(3,177)	(135)	(412)

Income tax expense (benefit)	(2,975)	52	31

(*) Net earnings per share - amounts of the benefit resulting from the Approved and Preferred Enterprises: 2013- $0.01, 2012- $0.02, 2011- $0.03

Deferred Tax Assets And Liabilities
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31	December 31
	2013	2012
Deferred tax assets:

Net operating loss carryforwards (in Israel)	2,543	1,865
Net operating loss carryforwards (outside Israel)	343	485
Capital loss carryforwards (in Israel)	1,252	1,098
Severance benefits	32	8
Provision for vacation pay	280	174
Tax credit carryforward	952	840
Allowance for doubtful accounts	13	11

Total gross deferred tax assets	5,415	4,481

Less valuation allowance	(1,595)	(4,135)

Net deferred tax assets	3,820	346

Deferred tax liabilities:

Undistributed income of subsidiaries	(134)	-
Fixed assets - differences in depreciation	(635)	(346)

Total gross deferred tax liabilities	(769)	(346)

Net deferred tax assets	3,051	-

Deferred tax assets, short-term (in other current assets)	188	-

Deferred tax assets, long-term	2,863	-